Marketable Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Fair value and carrying value at beginning of year	$ 98,053	$ 105,218
Increase (decrease) in fair value	1,077,839	(7,165)
Fair value and carrying value at balance sheet date	$ 1,175,892	$ 98,053